Fees Summary	May 19, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 37,350,000.00
Total Fee Amount	5,158.04
Total Offset Amount	0.00
Net Fee	$ 5,158.04
Offering Table N/A
Offset Table N/A	N/A